Lease Commitments (Tables)	12 Months Ended
Jan. 02, 2016
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases [Table Text Block]
As of January 2, 2016, future minimum lease payments due under non-cancelable operating leases with lease terms extending through the year 2059 are as follows:

Fiscal Year	Amount
2016	$491,602
2017	430,596
2018	399,896
2019	362,679
2020	316,063
Thereafter	1,249,671
$3,250,507

Schedule of Rent Expense [Table Text Block]
Net rent expense for 2015, 2014 and 2013 was as follows:

	January 2, 2016	January 3, 2015	December 28, 2013
Minimum facility rentals	$471,061	$463,345	$328,581
Contingency facility rentals	303	488	578
Equipment rentals	11,632	8,230	5,333
Vehicle rentals	61,147	53,300	29,100
	544,143	525,363	363,592
Less: Sub-lease income	(7,569)	(9,966)	(5,983)
	$536,574	$515,397	$357,609